Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2016 Quarters				2015 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,357	$14,874	$14,354	$14,659	$13,320	$14,690	$13,788	$14,300
Gross margin	3,703	4,133	4,012	3,936	3,814	4,218	3,988	3,647
Net income attributable to common shareowners	1,183	1,379	1,480	1,013	1,426	1,542	1,362	3,278
Earnings per share of Common Stock:
Basic - net income	$1.43	$1.67	$1.80	$1.26	$1.60	$1.76	$1.55	$3.86
Diluted - net income	$1.42	$1.65	$1.78	$1.25	$1.58	$1.73	$1.54	$3.86

COMPARATIVE STOCK DATA (UNAUDITED)

	2016			2015
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$100.25	$84.66	$0.64	$124.11	$111.52	$0.64
Second quarter	$105.89	$97.21	$0.66	$119.14	$110.93	$0.64
Third quarter	$109.69	$100.10	$0.66	$111.58	$86.82	$0.64
Fourth quarter	$110.98	$98.67	$0.66	$100.80	$88.36	$0.64

Our common stock is listed on the New York Stock Exchange. The high and low prices are based on the Composite Tape of the New York Stock Exchange. There were approximately 19,126 registered shareholders at January 31, 2017.